Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
COMMON STOCK WARRANTS
COMMON STOCK
In January 2014, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company sold an aggregate of 6,250,000 shares of its common stock at a purchase price of $6.00 per share. Gross proceeds from the offering were $37,500,000 prior to the payment of approximately $2,389,000 of related issuance costs. Proceeds from the private placement were used for general corporate and working capital purposes.
In April 2014, 2,255,639 shares of common stock were issued pursuant to the conversion of 150,000 shares of Series A Convertible Preferred Stock held by an investor. In September 2014, 3,759,398 shares of common stock were issued pursuant to the conversion of 250,000 shares of Series A Convertible Preferred Stock held by another investor.

COMMON STOCK WARRANTS
The Company has issued warrants to purchase common stock to various members of the board of directors, third-parties for services, and lenders. Total warrants to purchase common stock issued and exercisable were 362,970 and 109,772 at December 31, 2014 and 2013, respectively. At December 31, 2014, the exercise prices ranged from $6.14 to $11.00 per share. The warrants are exercisable for a period between 5 and 10 years from the issuance date.
Warrants to purchase 39,773 of the Company’s common stock were granted to the Lenders during the year ended December 31, 2010 in connection the issuance of the 2010 Term Loan (Note 9). The Lenders also held warrants to purchase an aggregate of up to 69,999 shares of the Company’s common stock, which were exercisable only upon the drawdown of the additional $11,000,000 subject to FDA approval of the NDA for ILUVIEN by December 31, 2011, which was not obtained. In May 2013, in connection with the 2013 Loan Agreement, the Company re-priced warrants to purchase an aggregate of up to 31,818 shares of the Company's common stock previously issued to SVB in connection with the 2010 Term Loan; 15,909 of which were previously exercisable only upon the drawdown of the additional $11,000,000 of the 2010 Term Loan subject to FDA approval of the NDA for ILUVIEN by December 31, 2011. Upon re-pricing, each of the warrants was exercisable immediately at a per-share exercise price of $2.86 and had a remaining term of 7.4 years. SVB exercised 31,818 of their warrants in the first quarter of 2014 in which the Company issued 18,092 shares of common stock as part of a cashless exercise.
In connection with Limited entering into the 2014 Loan Agreement (Note 9), the Company entered into a warrant agreement with Hercules to purchase up to 285,016 shares of the Company’s common stock at an exercise price of $6.14 per share. Sixty percent of the warrants were exercisable at the closing in April 2014 and the remaining forty percent became exercisable upon the funding of the additional $25,000,000 to Limited in September 2014.